Other Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of other provisions [abstract]
Schedule of Other Provisions

Other provisions report the following changes:

					Translation
(in EUR thousands)	01.01.2017	Utilisation	Released	Added	difference	31.12.2017

Bonuses for employees	506	484	-	1,162	(22)	1,162
Outstanding vacation	198	187	-	263	(11)	263
Outstanding invoices	936	710	45	775	(27)	929
Costs for financial statements and auditing	154	140	14	143	-	143
Other provisions	30	5	-	13	-	38
Total provisions	1,824	1,526	59	2,356	(59)	2,535